Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2024	2023
	$m	$m
Prepayments and accrued income	13,781	13,854
Settlement accounts and items in course of collection from other banks	19,050	39,195
Cash collateral and margin receivables	59,488	57,058
Bullion	16,841	13,701
Endorsements and acceptances	8,093	7,939
Insurance contract assets (Note 4)	132	252
Reinsurance contract assets	4,798	4,728
Employee benefit assets (Note 5)	7,548	7,750
Right-of-use assets	2,205	2,456
Owned property, plant and equipment	9,407	10,478
Other accounts	11,397	14,186
At 31 Dec[1]	152,740	171,597